Net debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in net debt
Net increase/(decrease) in cash and cash equivalents, net of overdrafts	$ 94	$ (269)	$ 339
Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments	30	46
Issue of long-term bonds	(990)	(834)
Repayment of long-term bonds	403	547
Settlement of currency swaps	0	45
Drawdown of Revolving Credit Facility	(75)	0
Repayment of Revolving Credit Facility	75	0
Total financing cash flows in respect of other components of net debt	(557)	(196)
Increase in net debt arising from cash flows	(463)	(465)
Other movements:
Lease liabilities	(19)	(36)
Increase in accrued interest	(2)	(6)
Exchange and other adjustments	(67)	(3)
Total other movements	(88)	(45)
Increase in net debt	(551)	(510)
Net debt at beginning of the year	(2,782)	(2,272)
Net debt at end of the year	$ (3,333)	$ (2,782)	$ (2,272)